Trade Accounts Receivable - Summary of Percentage of Main Clients of Company with Relation to Total of Trade Accounts Receivable (Detail)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Concesionaria Vuela Compania de Aviacion, S.A.P.I. de C.V. [Member]
Disclosure Of Trade Accounts Receivable [Line Items]
% receivable of TUA	17.80%	22.50%	25.50%
% receivable of SAE	3.80%	3.60%	3.50%
Aeroenlances Nacionales, S.A. de C.V. [Member]
Disclosure Of Trade Accounts Receivable [Line Items]
% receivable of TUA	8.70%	11.40%	6.70%
% receivable of SAE	1.40%	1.10%	1.40%
ABC Aerolineas, S.A. de C.V. [Member]
Disclosure Of Trade Accounts Receivable [Line Items]
% receivable of TUA	6.70%	11.30%	12.00%
% receivable of SAE	1.10%	1.30%	1.30%
Aerovias de Mexico, S.A. de C.V. [Member]
Disclosure Of Trade Accounts Receivable [Line Items]
% receivable of TUA	5.90%	6.30%	6.00%
% receivable of SAE	0.80%	0.60%	0.90%